Segments - Segments (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Jul. 02, 2016	Apr. 02, 2016	Dec. 31, 2015	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Net sales	$ 3,956,538	$ 4,290,236	$ 4,245,772	$ 3,715,576	$ 3,456,713	$ 4,225,514	$ 4,357,609	$ 4,399,440	$ 16,208,122	$ 16,439,276	$ 21,105,141
Earnings (loss) before income taxes and noncontrolling interests									1,298,659	241,866	1,147,288
Depreciation expense									613,192	625,757	652,000
Total assets	15,223,518				14,326,969				15,223,518	14,326,969	15,956,467
Amortization expense									73,862	74,260	72,423
Capital expenditures									617,677	364,768	568,867
Steel Mills [Member]
Segment Reporting Information [Line Items]
Depreciation expense									377,627	381,352	366,568
Amortization expense									22,479	18,789	15,269
Capital expenditures									375,996	248,532	343,767
Steel Products [Member]
Segment Reporting Information [Line Items]
Depreciation expense									36,906	39,512	42,777
Amortization expense									21,998	23,932	27,644
Capital expenditures									30,698	41,291	27,262
Raw Materials [Member]
Segment Reporting Information [Line Items]
Depreciation expense									191,466	198,705	235,443
Amortization expense									29,385	31,539	29,510
Capital expenditures									194,112	74,607	197,252
Operating Segments [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									11,312,048	11,084,331	14,723,642
Earnings (loss) before income taxes and noncontrolling interests									1,724,168	629,256	1,594,352
Total assets	8,084,773				7,318,169				8,084,773	7,318,169	8,528,623
Operating Segments [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									3,687,448	3,966,895	4,032,385
Earnings (loss) before income taxes and noncontrolling interests									249,970	276,048	166,323
Total assets	2,544,344				2,485,122				2,544,344	2,485,122	2,731,320
Operating Segments [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									1,208,626	1,388,050	2,349,114
Earnings (loss) before income taxes and noncontrolling interests									(95,121)	(283,938)	(29,053)
Total assets	3,235,237				3,123,190				3,235,237	3,123,190	3,858,254
Corporate and Eliminations Items [Member]
Segment Reporting Information [Line Items]
Net sales									(8,174,413)	(8,522,442)	(12,627,845)
Earnings (loss) before income taxes and noncontrolling interests									(580,358)	(379,500)	(584,334)
Total assets	$ 1,359,164				$ 1,400,488				1,359,164	1,400,488	838,270
Intercompany Eliminations [Member] | Steel Mills [Member]
Segment Reporting Information [Line Items]
Net sales									2,070,077	2,152,157	2,904,317
Intercompany Eliminations [Member] | Steel Products [Member]
Segment Reporting Information [Line Items]
Net sales									106,838	90,969	105,383
Intercompany Eliminations [Member] | Raw Materials [Member]
Segment Reporting Information [Line Items]
Net sales									5,997,498	6,279,316	9,618,145
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation expense									7,193	6,188	7,212
Capital expenditures									$ 16,871	$ 338	$ 586